RBC FUNDS TRUST

(the “Trust”)

RBC BlueBay Access Capital Community Investment Fund

RBC BlueBay Impact Bond Fund

RBC BlueBay Core Plus Bond Fund

RBC BlueBay Emerging Market Debt Fund

RBC BlueBay High Yield Bond Fund

RBC BlueBay Strategic Income Fund

RBC Enterprise Fund

RBC Microcap Value Fund

RBC Small Cap Core Fund

RBC Small Cap Value Fund

RBC SMID Cap Growth Fund

RBC BlueBay U.S. Government Money Market Fund

(each, a “Fund” and collectively, the “Funds”)

Supplement dated August 8, 2024 to the Funds’ prospectuses (“Prospectuses”) and Statements of Additional Information (“SAIs”) dated January 29, 2024, as may be supplemented from time to time

This Supplement provides additional information beyond that contained in the Prospectuses and SAIs and should be read in conjunction with the Prospectuses and SAIs.

Effective immediately, the “Shareholder Information – Disclosure of Portfolio Holdings” section of RBC Enterprise Fund’s, RBC Microcap Value Fund’s, RBC Small Cap Core Fund’s, RBC Small Cap Value Fund’s, and RBC SMID Cap Growth Fund’s Prospectus is deleted in its entirety and replaced with the following:

Disclosure of Portfolio Holdings

A description of the Funds’ policies and procedures regarding the disclosure of portfolio holdings is available in the Funds’ SAI. The Funds also make certain portfolio securities information available on their website which is accessed by using the Funds’ link at www.rbcgam.com. On the tenth business day after month-end, each Fund’s top ten holdings and related weightings, the total number of Fund holdings and a Fund’s sector/industry weightings (all as of month-end) are posted until replaced by the next month’s information. On the tenth business day after fiscal quarter-end, each Fund’s portfolio holdings and their weightings are posted until replaced by the next quarter’s information. The aforementioned disclosure may be delayed until the Fund has a full calendar quarter of performance history. In addition, each Fund’s portfolio holdings as of the most recent first and third fiscal quarter-end as filed on Form N-PORT are posted on the Funds’ website within 60 days after the applicable quarter-end.

Effective immediately, the “Shareholder Information – Disclosure of Portfolio Holdings” section of RBC BlueBay Core Plus Bond Fund’s, RBC BlueBay Emerging Market Debt Fund’s, RBC BlueBay High Yield Bond Fund’s, and RBC BlueBay Strategic Income Fund’s Prospectus is deleted in its entirety and replaced with the following:

Disclosure of Portfolio Holdings

A description of the Funds’ policies and procedures regarding the disclosure of portfolio holdings is available in the Funds’ SAI. The Funds also make certain portfolio securities information available on their website which is accessed by using the Funds’ link at www.rbcgam.com. On the tenth business day after month-end, each Fund’s top ten holdings and related weightings, the total number of Fund holdings and a Fund’s sector/industry weightings (all as of month-end) are posted until replaced by the next month’s information. On the tenth business day after fiscal quarter-end, each Fund’s portfolio holdings and their weightings are posted until replaced by the next quarter’s information. The aforementioned disclosure may be delayed until the Fund has a full calendar quarter of performance history. In addition, each Fund’s portfolio holdings as of the most recent first and third fiscal quarter-end as filed on Form N-PORT are posted on the Funds’ website within 60 days after the applicable quarter-end.

Effective immediately, the “Shareholder Information – Disclosure of Portfolio Holdings” section of RBC BlueBay Access Capital Community Investment Fund’s and RBC BlueBay Impact Bond Fund’s Prospectus is deleted in its entirety and replaced with the following:

Disclosure of Portfolio Holdings

A description of the Funds’ policies and procedures regarding the disclosure of portfolio holdings is available in the Funds’ SAI. The Funds also make certain portfolio securities information available on their website which is accessed by using the Funds’ link at www.rbcgam.com. On the tenth business day after month-end, each Fund’s portfolio holdings and related weightings, and a Fund’s sector/industry weightings (all as of month-end) are posted until replaced by the next month’s information. The aforementioned disclosure may be delayed until the Fund has a full calendar quarter of performance history. In addition, each Fund’s portfolio holdings as of the most recent first and third fiscal quarter-end as filed on Form N-PORT are posted on the Funds’ website within 60 days after the applicable quarter-end.

Effective immediately, the “Shareholder Information – Disclosure of Portfolio Holdings” section of RBC BlueBay Impact Bond Fund’s Class Y Prospectus is deleted in its entirety and replaced with the following:

Disclosure of Portfolio Holdings

A description of the Funds’ policies and procedures regarding the disclosure of portfolio holdings is available in the Funds’ SAI. The Funds also make certain portfolio securities information available on their website which is accessed by using the Funds’ link at www.rbcgam.com. On the tenth business day after month-end, each Fund’s portfolio holdings and related weightings, and a Fund’s sector/industry weightings (all as of month-end) are posted until replaced by the next month’s information. The aforementioned disclosure may be delayed until the Fund has a full calendar quarter of performance history. In addition, each Fund’s portfolio holdings as of the most recent first and third fiscal quarter-end as filed on Form N-PORT are posted on the Funds’ website within 60 days after the applicable quarter-end.

Effective immediately, the “Shareholder Information – Disclosure of Portfolio Holdings” section of RBC BlueBay U.S. Government Money Market Fund’s Prospectus is deleted in its entirety and replaced with the following:

Disclosure of Portfolio Holdings

A description of the Fund’s policies and procedures regarding the disclosure of portfolio holdings is available in the Fund’s SAI. The Fund makes certain portfolio holdings information available on its website, which is accessed by using the Fund’s link at www.rbcgam.com. Within no more than five business days of each Friday, the Fund posts complete portfolio holdings information. As required by Rule 2a-7, the Fund posts portfolio holdings information as of the last business day of the preceding month (or any subsequent calendar day of such month) on its website no later than five business days after the end of the month and this information remains posted on the website for at least six months. In addition, RBC BlueBay U.S. Government Money Market Fund portfolio holdings, as of the last business day of the previous month or any subsequent calendar day of the previous month, no later than the fifth business day of each month, are filed with the SEC on Form N-MFP. These filings are publicly available on the SEC’s website.

Effective immediately, the section entitled “Other Information—Portfolio Holding Disclosure Policies and Procedures” on pp. 103 - 105 of the Funds’ SAI is hereby deleted in its entirety and replaced with the following:

PORTFOLIO HOLDINGS DISCLOSURE POLICIES AND PROCEDURES

It is the policy of the Trust to disclose nonpublic Fund portfolio holdings information only when there is a legitimate business purpose for doing so and the recipient is subject to a duty of confidentiality, including a duty not to trade on the nonpublic information. It is also the Trust’s policy that no compensation or other consideration may be received by the Trust, the Advisor, the Sub-Advisor, or any other party in connection with such disclosures. The related procedures are reasonably designed to prevent the use of portfolio holdings information to trade against a Fund, or otherwise use the information in a way that would harm a Fund, and to prevent selected investors from having and using nonpublic information that will allow them to make advantageous decisions with respect to purchasing and selling Fund shares.

The Trust makes portfolio holdings information publicly available in multiple ways. With respect to all Funds, portfolio holdings information is of the second and fourth fiscal quarter- are available on the Funds’ website at www.dfinview.com/usrbcgam and are contained in the Funds’ Form N-CSR filings. The filings are available at www.sec.gov. No later than 60 days after the end of each fiscal quarter, each Fund (except the RBC BlueBay U. S. Government Money Market Fund) files three monthly reports of portfolio holdings, relating to each month of such fiscal quarter, on Form N-PORT. The report for the third month of the fiscal quarter is publicly available at www.sec.gov.

The RBC BlueBay U.S. Government Money Market Fund files a monthly report of portfolio holdings, which is current as of the last business day of the previous month or any subsequent calendar day of the previous month, no later than the fifth business day of each month, on Form N-MFP. These filings are publicly available on the SEC’s website upon filing.

In addition, as further described below, all Funds make certain portfolio securities information available on its website which is accessed by using the Funds’ link at www.rbcgam.com. For the RBC Equity Funds, RBC BlueBay Emerging Market Fixed Income Fund, RBC BlueBay High Yield Bond Fund, RBC BlueBay Core Plus Bond Fund, and RBC Strategic Income Fund, on the tenth business day after month-end, each Fund’s top ten holdings are posted on the Funds’ website, and on the tenth business day after fiscal quarter-end, each Fund’s portfolio holdings are posted on the Funds’ website. For the RBC BlueBay Impact Investment Funds, on the tenth business day after month-end, each Fund’s portfolio holdings are posted on the Funds’ website. For all Funds, this posting of holdings on the Fund’s website may be delayed until a Fund has a full calendar quarter of performance history.

Within no more than five business days of each Friday, the RBC BlueBay U.S. Government Money Market Fund posts complete portfolio holdings information. As required by Rule 2a-7, the Fund posts portfolio holdings information as of the last business day of the preceding month (or any subsequent calendar day of such month) on its website no later than five business days after the end of the month and this information remains posted on the website for at least six months.

Once portfolio holdings information has been made public, the Advisor and Sub-Advisor may provide portfolio holdings information to any third party, including actual and prospective individual and institutional shareholders, intermediaries, and affiliates of the Advisor.

The Trust also provides Fund portfolio holdings information outside of the public disclosure described above. Such information is provided only where there is a legitimate business purpose for doing so and the recipient has a duty of confidentiality, including the duty to not trade on such information. Such duty may be based on the recipient’s status (e.g., a fiduciary), or on an agreement between the Trust (or its authorized representative) and the recipient.

Nonpublic holdings information may not be provided without the approval of the Trust’s President or his designate (the Funds’ CFO or CCO). The President or his designate will approve such disclosure only after (1) concluding that disclosure is in the best interests of a Fund and its shareholders, including considering any conflicts of interest presented by such disclosure and (2) ensuring that the recipient has a duty by virtue of a confidentiality agreement, status, contract, or agreement to maintain the confidentiality of the information and not to trade on it.

The Trust has certain ongoing arrangements to provide nonpublic holdings information. No compensation or other consideration is received by the Trust, the Advisor or any other party in connection with such arrangements. The following list identifies the recipients of such information as of the date of this SAI. Unless otherwise stated, there may be no lag between the date of the information and the date on which the information is disclosed pursuant to these arrangements.

Advisor: Nonpublic holdings information and information derived therefrom is provided on a continuous basis to Advisor employees who have a need to know the information in connection with their job responsibilities, such as investment, compliance, and operations personnel. Such individuals are prohibited from trading on the basis of nonpublic holdings information and are subject to the reporting and monitoring obligations of the Advisor’s Code of Ethics and the Trust’s Code of Ethics.

Sub-Advisor (RBC BlueBay Emerging Market Debt Fund and RBC BlueBay High Yield Bond Fund): Advisor Affiliate RBC Global Asset Management (UK) Limited “RBC GAM UK”: Nonpublic holdings information is made available to certain employees of RBC GAM UK. Such individuals are prohibited from trading on the basis of nonpublic holdings information

Advisor Affiliates RBC Global Asset Management Inc. “RBC GAM” and RBC Capital Markets, LLC “RBC CM”: Nonpublic holdings information is made available to certain employees of RBC GAM and RBC CM. Such individuals are prohibited from trading on the basis of nonpublic holdings information.

Trust Board of Trustees: Nonpublic holdings information and information derived therefrom may be provided on a quarterly or more frequent basis to the Board of Trustees, particularly in connection with quarterly Board meetings. Such individuals are prohibited from trading on the basis of Nonpublic Holdings Information and are subject to the reporting and monitoring obligations of the Trust’s Code of Ethics.

Trust Service Providers: U.S. Bank, N.A. (the custodian for the RBC Equity Funds, RBC BlueBay Impact Investment Funds and RBC BlueBay U.S. Government Money Market Fund), The Bank of New York Mellon (the custodian for RBC BlueBay Emerging Market Debt Fund, RBC BlueBay High Yield Bond Fund, RBC BlueBay Core Plus Bond Fund and RBC BlueBay Strategic Income Fund), U.S. Bank Global Fund Services (the transfer agent), RBC Global Asset Management (U.S.) Inc. and The Bank of New York Mellon (the co-administrator), Quasar Distributors, LLC (the distributor), RBC Capital Markets, LLC (administrative and distribution-related services), the Trust’s financial printer, website provider, proxy service provider and the like may receive nonpublic holdings information on a continuous or other periodic basis, provided that such organization has a duty to maintain the information in confidence, and not to trade on the basis of such information. For example, the Trust’s website provider receives complete Fund holdings on a monthly basis with a four-day delay.

The Trust’s outside counsel, independent trustees’ counsel and independent registered public accounting firm may receive nonpublic holdings information in connection with their services to the Trust, particularly with respect to quarterly Board meetings and the annual fund audits. Each of these is subject to pre-existing fiduciary duties or duties of confidentiality arising from established rules of professional responsibility and ethical conduct.

Fund Ranking and Ratings Organizations: Nonpublic holdings information may be provided to organizations that provide mutual fund rankings, ratings and/or analysis.

When Required by Applicable Law: Nonpublic holdings information may be disclosed to any person as required by applicable laws, rules and regulations. For example, such information may be disclosed in response to regulatory requests for information or in response to legal process in litigation matters.

On an annual basis, the Trust’s Chief Compliance Officer will report to the Board of Trustees on the operation of these policies and procedures, including a list of all parties receiving material nonpublic portfolio holdings information. On a quarterly basis, the Trust’s Chief Compliance Officer will report to the Board of Trustees regarding all approvals for disclosure of material nonpublic information during the previous period.

Effective immediately, the section entitled “Other Information—Portfolio Holding Disclosure Policies and Procedures” on pp. 62 - 63 of RBC BlueBay Impact Bond Fund’s Class Y SAI is hereby deleted in its entirety and replaced with the following:

PORTFOLIO HOLDINGS DISCLOSURE POLICIES AND PROCEDURES

It is the policy of the Trust to disclose nonpublic Fund portfolio holdings information only when there is a legitimate business purpose for doing so and the recipient is subject to a duty of confidentiality, including a duty not to trade on the nonpublic information. It is also the Trust’s policy that no compensation or other consideration may be received by the Trust, the Advisor or any other party in connection with such disclosures. The related procedures are reasonably designed to prevent the use of portfolio holdings information to trade against the Fund, or otherwise use the information in a way that would harm the Fund, and to prevent selected investors from having and using nonpublic information that will allow them to make advantageous decisions with respect to purchasing and selling Fund shares.

The Trust makes portfolio holdings information publicly available in three different ways. With respect to all Funds, portfolio holdings information as of the second and fourth fiscal quarter-ends are available on the Funds’ website at www.dfinview.com/usrbcgam and are contained in the Funds’ Form N-CSR filings. The filings are available at www.sec.gov. No later than 60 days after the end of each fiscal quarter, each Fund files three monthly reports of portfolio holdings, relating to each month of such fiscal quarter, on Form N-PORT. The report for the third month of the fiscal quarter is publicly available at www.sec.gov. In addition, as further described below, all Funds make certain portfolio securities information available on its website which is accessed by using the Funds’ link at www.rbcgam.com. On the tenth business day after month-end, the RBC Impact Bond Fund’s holdings are posted on the Funds’ website. This posting of holdings on the Fund’s website may be delayed until a Fund has a full calendar quarter of performance history.

Once portfolio holdings information has been made public, the Advisor may provide portfolio holdings information to any third party, including actual and prospective individual and institutional shareholders, intermediaries, and affiliates of the Advisor.

The Trust also provides Fund portfolio holdings information outside of the public disclosure described above. Such information is provided only where there is a legitimate business purpose for doing so and the recipient has a duty of confidentiality, including the duty to not trade on such information. Such duty may be based on the recipient’s status (e.g., a fiduciary), or on an agreement between the Trust (or its authorized representative) and the recipient.

Nonpublic holdings information may not be provided without the approval of the Trust’s President or his designate (the Fund’s CFO or CCO). The President or his designate will approve such disclosure only after (1) concluding that disclosure is in the best interests of the Fund and its shareholders, including considering any conflicts of interest presented by such disclosure and (2) ensuring that the recipient has a duty by virtue of a confidentiality agreement, status, contract, or agreement to maintain the confidentiality of the information and not to trade on it.

The Trust has certain ongoing arrangements to provide nonpublic holdings information. No compensation or other consideration is received by the Trust, the Advisor or any other party in connection with such arrangements. The following list identifies the recipients of such information as of the date of this SAI. Unless otherwise stated, there may be no lag between the date of the information and the date on which the information is disclosed pursuant to these arrangements.

Advisor: Nonpublic holdings information and information derived therefrom is provided on a continuous basis to Advisor employees who have a need to know the information in connection with their job responsibilities, such as investment, compliance, and operations personnel. Such individuals are prohibited from trading on the basis of nonpublic holdings information and are subject to the reporting and monitoring obligations of the Advisor’s Code of Ethics and the Trust’s Code of Ethics.

Advisor Affiliates RBC Global Asset Management Inc. “RBC GAM” and RBC Capital Markets, LLC “RBC CM”: Nonpublic holdings information is made available to certain employees of RBC GAM and RBC CM. Such individuals are prohibited from trading on the basis of nonpublic holdings information.

Trust Board of Trustees: Nonpublic holdings information and information derived therefrom may be provided on a quarterly or more frequent basis to the Board of Trustees, particularly in connection with quarterly Board meetings. Such individuals are prohibited from trading on the basis of Nonpublic Holdings Information and are subject to the reporting and monitoring obligations of the Trust’s Code of Ethics.

Trust Service Providers: U.S. Bank, N.A. (the custodian for the Fund), U.S. Bank Global Fund Services (the transfer agent), RBC Global Asset Management (U.S.) Inc. and The Bank of New York Mellon (the co-administrator), Quasar Distributors, LLC (the distributor), RBC Capital Markets, LLC (administrative and distribution-related services), the Trust’s financial printer, website provider, proxy service provider and the like may receive nonpublic holdings information on a continuous or other periodic basis, provided that such organization has a duty to maintain the information in confidence, and not to trade on the basis of such information. For example, the Trust’s website provider receives complete Fund holdings on a monthly basis with a four-day delay.

The Trust’s outside counsel, independent trustees’ counsel and independent registered public accounting firm may receive nonpublic holdings information in connection with their services to the Trust, particularly with respect to quarterly Board meetings and the annual fund audits. Each of these is subject to pre-existing fiduciary duties or duties of confidentiality arising from established rules of professional responsibility and ethical conduct.

Fund Ranking and Ratings Organizations: Nonpublic holdings information may be provided to organizations that provide mutual fund rankings, ratings and/or analysis.

When Required by Applicable Law: Nonpublic holdings information may be disclosed to any person as required by applicable laws, rules and regulations. For example, such information may be disclosed in response to regulatory requests for information or in response to legal process in litigation matters.

On an annual basis, the Trust’s Chief Compliance Officer will report to the Board of Trustees on the operation of these policies and procedures, including a list of all parties receiving material nonpublic portfolio holdings information. On a quarterly basis, the Trust’s Chief Compliance Officer will report to the Board of Trustees regarding all approvals for disclosure of material nonpublic information during the previous period.

INVESTORS SHOULD RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE